UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:
617-663-4324

Date of fiscal year end:                         May 31

Date of reporting period:                      November 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Investment Grade Bond Fund

11.30.2005 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 20

For more information
page 37

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 13 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of November 30, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital and mainte-
nance of liquidity, by
normally investing
at least 80% of its
assets in invest-
ment-grade bonds
(securities rated
from AAA to BBB.)

Over the last six months

■	The bond market made little or no progress as rising inflation and higher interest rates pressured returns.

■	The lowest-quality bonds were the best performers, benefiting as economies strengthened worldwide.

■	The Fund’s higher-quality focus hampered returns, while its
below-average sensitivity to interest rate changes aided performance.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 issuers

25.2%	Federal National Mortgage Assn.
15.7%	United States Treasury
14.2%	Federal Home Loan Mortgage Corp.
3.2%	Federal Home Loan Banks
2.8%	Countrywide Home Loans Servicing, L.P.
2.2%	JP Morgan Chase Commercial
1.4%	SBC Communications Capital Corp.
1.2%	AT&T Corp.
1.1%	Citigroup, Inc.
1.0%	Washington Mutual, Inc.
As a percentage of net assets on November 30, 2005.

1

BY BARRY H. EVANS, CFA, HOWARD C. GREENE, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Investment Grade Bond Fund

Pressured by rising inflation and increasing interest rates, bonds reported disappointing returns for the six months ended November 30, 2005. Although economic growth was solid and unemployment rates stayed low, headline inflation climbed as energy prices spiked in the wake of last summer’s Gulf Coast hurricanes. Rising inflation hurts the bond market because it erodes the value of fixed-income returns. In addition, bond yields moved higher in anticipation of further interest rate hikes. The Federal Reserve delivered on expectations, steadily raising the federal funds rate, a key short-term interest rate, from 3% to 4% during the period. Bond prices, which move in the opposite direction of yields, declined. The Lehman Brothers Aggregate Bond Index ended the six-month period with a -0.48% return.

Performance overview

Over the six months ended November 30, 2005, John Hancock Investment Grade Bond Fund’s Class A, Class B, Class C and Class I shares returned -0.83%, -1.20%, -1.20% and -0.59%, respectively, at net asset value. By comparison, the average intermediate investment-grade debt fund returned -0.52%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

“Pressured by rising inflation and increasing interest rates, bonds reported disappointing returns for the six months ended November 30, 2005.”

The Fund fell slightly behind its peers because of its higher-quality focus. During the period, lower-quality assets -- including high yield and emerging-market bonds -- posted sizable gains as economic growth strengthened in the United States and worldwide. Most other sectors of the bond market, however, were flat or posted modest declines.

2

Barry Evans Howard Greene Jeff Given

Prepared for rising interest rates

We kept the biggest portion of the Fund’s assets in mortgage-backed securities, which represented a greater emphasis than the Lehman Brothers index. Mortgage bonds, which offer a slight yield advantage over Treasuries, tend to do well as interest rates rise and prepayments slow. Prepayments, which occur when homeowners pay off their mortgages to refinance at lower rates, cause bond-holders to lose income. Mortgage bonds also benefited from the Fed’s steady approach to raising interest rates.

We boosted the Fund’s investment in mortgage bonds starting last June when valuations looked attractive relative to Treasuries. Our focus was on bonds with 15-year maturities because they offered more stable cash flows than 30-year issues. Toward the period’s end, we reduced our stake in mortgages. Our selling included GNMA issues, which had appreciated amid strong demand from Asia. We also sold adjustable-rate mortgages, which we thought might be more vulnerable to a slowdown in the housing market. We moved some of the proceeds from these sales into commercial mortgage-backed securities (CMBOs), collateralized mortgage obligations (CMOs) and Treasuries. CMBOs are mortgages issued for large commercial buildings, such as office buildings or shopping malls. CMOs are structured products with stable cash flows.

Above-average stake in corporate bonds

Compared to the benchmark Lehman Brothers index, the Fund also had a higher allocation in corporate bonds. Although returns on corporate bonds were modestly disappointing, their yield advantage helped them beat Treasuries with comparable maturities. Our biggest gains came from Continental Airlines, Inc.’s Enhanced Equipment Trust Certificates, which rallied as tight industry seating capacity helped boost the valuations of the airplanes that back this type of security. Disappointments included RPM International, Inc., a U.S. chemical company pressured by rising oil prices, and Ford Motor Credit Co., which suffered from pension obligations and weak auto sales.

“The Fund fell slightly behind its peers because of its higher-quality focus.”

3

Quality
distribution[2]

AAA -- 70%

AA -- 5%

A -- 8%

BBB -- 14%

BB -- 2%

We trimmed our media and telecommunications investments amid concerns that increased shareholder-friendly activity -- including dividend increases, share buybacks and leveraged buyouts --would increase debt levels. We also took some profits in the banking sector, where bonds had done well. We added to the Fund’s investment in wireless communications, where companies do not carry a lot of debt or have a lot of capital expenditures.

Prepared for changing conditions

For most of the period, the Fund was less sensitive to interest rate changes than either the Lehman Brothers index or its peer group. We owned a mix of very short-maturity issues and longer-term Treasuries with 10- to 30-year maturities. This positioning helped performance as interest rates rose and bond prices declined. Toward the end of the period, as the Fed appeared to near the end of its interest rate hikes, we increased the Fund’s sensitivity to interest rate changes so we could bring it more in line with the Lehman Brothers index. We took the proceeds from some of our mortgage sales and used them to boost the Fund’s Treasury stake.

Within Treasuries, we shifted our focus to intermediate-term issues with five- to 10-year maturities, which typically do well when the yield curve steepens. We thought the yield curve -- a graph that plots the yields of short- to long-term Treasuries -- could not flatten much more. Elsewhere, we trimmed the Fund’s stake in bonds issued by U.S. government agencies. Our focus was on callable agency bonds, which can be called or redeemed by the issuer. As interest rates rose, the likelihood of these bonds being called diminished, benefiting returns.

4

Favorable backdrop for fixed-income markets

At the period’s end, economic growth appeared to be moderating, particularly in the housing market where inventories have increased substantially and mortgage rates have climbed. We expect this combination of rising inventories and higher borrowing costs to spill through to other areas of the economy. A slowdown in the housing market, an eventual end to the Fed’s interest rate hikes and a softening of energy prices will most likely keep inflation and interest rates fairly well contained, which would in turn benefit the bond market. We plan to keep sizable stakes in both the mortgage and corporate sectors because of their yield advantages over Treasuries.

“We plan to keep sizable stakes in both the mortgage and corporate sectors because of their yield advantages over Treasuries.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report.
The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on November 30, 2005.

5

A LOOK AT PERFORMANCE

For the period ended November 30, 2005

	Class A	Class B	Class C	Class I1
Inception date	12-31-91	12-31-91	4-1-99	7-28-03

Average annual returns with maximum sales charge (POP)
One year	-3.00%	-4.08%	-0.19%	1.99%

Five years	4.52	4.38	4.71	--

Ten years	5.20	5.08	--	--

Since inception	--	--	4.67	3.37

Cumulative total returns with maximum sales charge (POP)
Six months	-5.26	-6.05	-2.17	-0.59

One year	-3.00	-4.08	-0.19	1.99

Five years	24.75	23.90	25.85	--

Ten years	66.06	64.09	--	--

Since inception	--	--	35.57	8.08

SEC 30-day yield as of November 30, 2005
	4.04	3.48	3.49	4.92

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Aggregate Bond Index.

	Class B1	Class C1	Class I2
Period beginning	11-30-95	4-1-99	7-28-03

Investment Grade Bond Fund	$16,409	$13,557	$10,808

Index	18,271	14,683	10,854

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of November 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
■ Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
■ Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.
We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$991.70	$5.28
Class B	988.00	8.95
Class C	988.00	8.95
Class I	994.10	1.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,019.60	$5.35
Class B	1,015.90	9.07
Class C	1,015.90	9.07
Class I	1,022.90	2.02

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.80%, 1.80% and 0.40% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on November 30, 2005 (unaudited)

This schedule is divided into three main categories: bonds, U.S. government and agencies securities and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 40.78%					$62,550,728
(Cost $63,682,374)
Airlines 0.28%					427,099

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545%	02-02-19	A-	$156	155,378
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	274	271,721
Asset Management & Custody Banks	0.73%				1,123,616

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)	5.260	12-29-49	AA	1,130	1,123,616
Broadcasting & Cable TV 0.56%					865,733

Comcast Cable Communications Holdings,
Gtd Note	8.375	03-15-13	BBB+	750	865,733
Casinos & Gaming 0.45%					696,323

Harrah’s Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BBB-	525	523,092

Mashantucket West Pequot,
Note (S)	5.912	09-01-21	BBB-	175	173,231
Commodity Chemicals 0.33%					500,924

RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	500	500,924
Construction Materials 0.16%					243,600

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	240	243,600
Consumer Finance 3.03%					4,644,851

Crestar Capital Trust I,
Company Gtd Cap Security	8.160	12-15-26	A-	590	628,639

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	705	648,059

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Consumer Finance (continued)

HSBC Finance Capital Trust IX,
Floating Rate Note (5.611% until
11-30-15 then variable) (P)	5.911%	11-30-35	BBB+	$500	$504,219

HSBC Capital Funding, L.P.,
Perpetual Note (9.547% to
06-30-10 then variable)
(Channel Islands) (S)	9.547	12-29-49	A-	500	585,234

ING Capital Funding Trust III,
Perpetual Bond (8.439% to
12-31-10 then variable)	8.439	12-29-49	A-	1,000	1,135,707

UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to
10-01-10 then variable)	8.622	10-29-49	AA-	1,000	1,142,993
Diversified Banks 0.96%					1,469,304

Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable) (Japan) (S)	5.506	12-15-49	Baa2	370	355,828

Citicorp,
Sub Note	7.250	10-15-11	A+	1,000	1,113,476
Diversified Commercial Services 0.34%					526,642

Hutchison Whampoa International Ltd.,
Sr Gtd Note (Cayman Islands) (S)	6.500	02-13-13	A-	500	526,642
Diversified Financial Services 0.90%					1,376,185

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	555	516,784

St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable) (Australia) (S)	8.485	12-31-49	Baa1	795	859,401
Electric Utilities 4.54%					6,958,992

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	1,020	1,174,581

BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BB+	587	617,037

FPL Energy National Wind,
Sec Note (S)	5.608	03-10-24	BBB-	254	251,395

HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	800	888,358

Kansas Gas & Electric Co.,
Bond	5.647	03-29-21	BB-	275	270,069

Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	388	441,347

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities (continued)

Pinnacle West Capital Corp.,
Sr Note	6.400%	04-01-06	BBB-	$1,000	$1,005,770

Progress Energy, Inc.,
Sr Note	6.750	03-01-06	BBB-	415	417,060

System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	899	864,990

TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	500	504,208

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	498	524,177
Electronic Equipment Manufacturers 0.33%					506,125

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	480	506,125
Food Retail 0.06%					90,056

Albertson’s, Inc.,
Sr Deb	7.450	08-01-29	BBB-	105	90,056
Gas Utilities 0.34%					522,698

Energy Transfer Partners,
Sr Note (G)(S)	5.650	08-01-12	BBB-	535	522,698
Health Care Facilities 0.24%					376,873

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	365	376,873
Health Care Services 0.66%					1,019,278

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	1,000	1,019,278
Hotels, Resorts & Cruise Lines 0.66%					1,021,218

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,000	1,021,218
Industrial Machinery 0.28%					432,158

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	400	432,158
Insurance Brokers 0.37%					569,551

Mantis Reef Ltd.,
Note (Australia) (S)	4.692	11-14-08	A-	460	450,918

Willis North America, Inc.,
Gtd Note	5.625	07-15-15	BBB-	120	118,633
Integrated Oil & Gas 0.28%					431,250

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	431,250

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Investment Banking & Brokerage 0.33%					$501,831

Ameriprise Financial, Inc.,
Sr Note	5.350%	11-15-10	A-	$285	286,031

Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	200	215,800
Life & Health Insurance 0.37%					567,817

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	295	297,826

Phoenix Life Insurance,
Note (S)	7.150	12-15-34	BBB+	270	269,991
Multi-Line Insurance 0.32%					486,377

American International Group,
Note (S)	5.050	10-01-15	AA	500	486,377
Multi-Media 0.59%					911,504

AOL Time Warner, Inc.,
Deb	7.625	04-15-31	BBB+	115	130,459

News America Holdings,
Deb	9.500	07-15-24	BBB-	600	781,045
Oil & Gas Exploration & Production 0.49%					747,272

Enterprise Products Partners, L.P.,
Sr Note	4.950	06-01-10	BB+	765	747,272
Paper Products 0.14%					210,382

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	210	210,382
Pharmaceuticals 0.66%					1,007,484

Wyeth,
Note	5.500	03-15-13	A	1,000	1,007,484
Property & Casualty Insurance	0.23%				358,870

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	340	358,870
Real Estate Investment Trusts	0.70%				1,071,871

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	385	395,378

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	210	208,719

HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	470	467,774

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Real Estate Management & Development 0.72%					$1,102,128

Post Apartment Homes,
Sr Note	5.125%	10-12-11	BBB	$585	579,953

Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)	7.640	12-29-49	A	500	522,175
Regional Banks 0.42%					638,213

Greater Bay Bancorp,
Sr Unsec Note Ser D	5.125	04-15-10	BBB-	645	638,213
Specialized Finance 0.81%					1,237,447

Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	1,000	981,653
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	255,794
Telecommunications Equipment 0.31%					476,917

Corning, Inc.,
Note	6.050	06-15-15	BBB-	485	476,917
Telecommunication Services 3.09%					4,741,124

AT&T Corp.,
Sr Note	8.000	11-15-31	A	300	369,000

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	262,255
Deb	6.300	12-15-15	A	502	518,087

SBC Communications Capital Corp.,
Note Ser E	7.000	10-01-12	A	2,000	2,080,954

Telecom de Puerto Rico,
Gtd Sr Sub Note (Puerto Rico)	6.650	05-15-06	BBB+	1,000	1,007,234

Verizon Florida, Inc.,
Sr Deb Ser F	6.125	01-15-13	A+	500	503,594
Thrifts & Mortgage Finance 14.35%					22,005,679

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf
Ser 2005-4 Class A5A	4.933	07-10-45	AAA	1,500	1,459,455

Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2003-9 Class 3A2 (P)	4.993	02-25-34	AAA	353	348,170

Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2005-T20 Class A4A (P)	5.156	10-12-42	AAA	260	258,745

Chaseflex Trust,
Asset Backed Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	846	830,462

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Citigroup/Deutsche Bank Commercial
Mortgage Securities,
Mtg Pass Thru Ctf
Ser 2005-CD1 Class A4	5.225%	07-15-44	AAA	$385	$385,301
Mtg Pass Thru Ctf
Ser 2005-CD1 Class C	5.225	07-15-44	AA	185	182,996

Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf
Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	666	664,776
Asset Backed Pass Thru Ctf
Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	458	453,875
Asset Backed Pass Thru Ctf
Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	374	379,786

Countrywide Home Loans Servicing, L.P.,
Mtg Pass Thru Ctf
Ser 2005-21 Class A1	5.500	10-25-35	Aaa	2,913	2,842,682

Doral Financial Corp.,
Floating Rate Note (Puerto Rico) (P)	5.004	07-20-07	BB-	300	280,175

First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)	5.251	12-25-34	AA	998	983,844

GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2002-C1 Class A1	5.785	11-15-39	AAA	1,429	1,451,561

Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf
Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	765	763,465

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-9 Class B1 (G)(P)	4.441	08-25-34	AA	466	457,409

Indymac Index Mortgage Loan Trust,
Asset Backed Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	314	311,045
Asset Backed Ctf
Ser 2005-AR5 Class B1 (P)	5.443	05-25-35	AA	344	341,498

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,000	972,593
Mtg Pass Thru Ctf
Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	974,171

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2005-A2 Class 1A1 (P)	4.770%	04-25-35	AAA	$760	$746,633
Mtg Pass Thru Ctf
Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	745	754,610

MLCC Mortgage Investors, Inc.,
Asset Backed Ctf
Ser 2004-1 Class 2A1 (P)	4.746	12-25-34	Aaa	856	845,714

Morgan Stanley Capital I,
Mtg Pass Thru Ctf
Ser 2005-HQ7 Class A4	5.205	11-14-42	AAA	520	522,126
Mtg Pass Thru Ctf
Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	755	750,647

Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-1 Class B1 (P)	4.375	05-25-35	AA	214	207,584

Renaissance Home Equity Loan Trust,
Asset Backed Note
Ser 2005-2 Class AF3	4.499	08-25-35	AAA	440	432,517
Asset Backed Note
Ser 2005-2 Class AF4	4.934	08-25-35	AAA	420	409,563

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class A (S)	5.369	11-15-35	Aaa	200	201,086
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	200	201,164
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	201,234

Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	569	573,637

Washington Mutual Inc.,
Mtg Ln Pass Thru Ctf
Ser 2005-AR4 Class B1	4.684	04-25-35	AA	965	940,435

Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf
Ser 2005-AR2 Class 3A1 (P)	4.953	03-25-35	Aaa	891	876,720
Trucking 0.41%					622,953

ERAC USA Finance Co.,
Bond (S)	5.900	11-15-15	BBB+	410	413,579

Hertz Corp.,
Note	4.700	10-02-06	BBB-	210	209,374

See notes to financial statements.

16

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Wireless Telecommunication Services 1.34%					$2,060,383

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750%	01-15-15	BBB	$500	496,123

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	420	409,144

New Cingular Wireless Services, Inc.,
Sr Note	8.750	03-01-31	A	500	655,118

Nextel Communications, Inc.,
Sr Note Ser F	5.950	03-15-14	A-	500	499,998

U.S. government and agencies securities 58.60%					$89,880,783

(Cost $91,199,553)
Government U.S. 15.66%					24,018,159

United States Treasury,
Bond (L)	6.875%	08-15-25	AAA	$5,920	7,462,207
Bond (L)	5.375	02-15-31	AAA	3,055	3,356,681
Note (L)	5.750	08-15-10	AAA	2,750	2,904,580
Note (L)	4.500	11-15-15	AAA	6,255	6,255,976
Note (L)	4.250	10-15-10	AAA	1,800	1,784,954
Note (L)	4.250	11-15-13	AAA	2,295	2,253,761
Government U.S. Agency 42.94%					65,862,624

Federal Home Loan Bank,
Bond	4.500	04-11-08	AAA	2,000	1,986,578
Bond	4.430	04-07-08	AAA	1,000	992,068
Bond	4.250	03-24-08	AAA	1,000	987,736
Bond	4.250	05-16-08	AAA	1,000	987,842

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	8.500	06-01-06	AAA	28	28,726
30 Yr Pass Thru Ctf (M)	6.000	12-15-35	AAA	2,490	2,507,898
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,895,477
CMO REMIC 2640-WA	3.500	03-15-33	AAA	2,063	1,985,556
CMO REMIC 2836-QD	5.000	09-15-27	AAA	2,095	2,072,072
CMO REMIC 3033-JH	5.000	06-15-32	AAA	476	469,250
CMO REMIC 3033-KT	5.000	09-15-22	AAA	1,548	1,533,131
CMO REMIC 3046-BA	5.000	10-15-24	AAA	1,962	1,943,238
Medium Term Note	4.875	10-04-10	AAA	2,000	1,977,334
Note	7.500	05-01-16	AAA	1,236	1,298,327
Note	5.300	11-17-10	AAA	1,000	1,000,384
Note	5.100	11-14-08	AAA	1,000	998,248
Note	4.900	11-03-08	AAA	3,290	3,277,771
Note	4.750	10-17-08	AAA	840	834,616

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-01-17	AAA	744	781,504
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	3,210	3,225,194
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	1,714	1,689,734
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	2,326	2,292,705

See notes to financial statements.

17

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Federal National Mortgage Assn., (continued)
15 Yr Pass Thru Ctf	5.000%	12-01-20	AAA	$3,830	$3,774,474
15 Yr Pass Thru Ctf	4.500	06-01-18	AAA	4,368	4,236,774
30 Yr Adj Rate Mtg (P)	5.850	03-01-14	AAA	4	4,354
30 Yr Adj Rate Mtg (P)	5.850	06-01-14	AAA	15	15,136
30 Yr Adj Rate Mtg	5.500	01-01-33	AAA	3,744	3,698,071
30 Yr Adj Rate Mtg	5.000	08-01-35	AAA	1,356	1,304,438
30 Yr Adj Rate Mtg (P)	4.460	03-01-27	AAA	35	35,512
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	4,746	4,774,819
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	2,299	2,267,368
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	2,627	2,528,370
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	2,507	2,412,700
30 Yr Pass Thru Ctf	4.500	09-01-35	AAA	1,407	1,314,536
CMO REMIC 2003-17-QT	5.000	08-25-27	AAA	245	242,145
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	987	887,314
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	699	643,882
Note	5.000	11-14-08	AAA	755	754,371
Note (L)	4.300	05-05-08	AAA	1,755	1,732,327

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	446	470,644

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 1.73%			$2,656,000

(Cost $2,656,000)
Joint Repurchase Agreement 1.73%			2,656,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. --
Dated 11-30-05, due 12-1-05 (secured by
U.S. Treasury Inflation Indexed Bonds 3.375%
and 3.625%, due 4-15-28 and 4-15-32 and
U.S. Treasury Inflation Indexed Note 1.625%,
due 1-15-15)	3.95%	$2,656	2,656,000

Total investments 101.11%			$155,087,511

Other assets and liabilities, net (1.11%)			($1,702,860)

Total net assets 100.00%			$153,384,651

See notes to financial statements.

18

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments

(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.
(G)	Security rated internally by John Hancock Advisers, LLC.
(L)	All or a portion of this security is on loan as of November 30, 2005.
(M)	This security having an aggregate value of $2,507,898, or 1.64% of the Fund’s net assets, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $2,561,662 of Federal Home Loan Bank Note, 4.75%, 10-17-08 and Federal National Mortgage
Association 30 Yr Pass Thru Ctf, 6.00%, 09-01-35 has been segregated to cover the forward commitment.
(P)	Represents rate in effect on November 30, 2005.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,469,955 or 7.48% of the Fund’s net assets as of November 30, 2005.
Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
however, security is U.S. dollar-denominated.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

19

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $157,537,927)
including $26,032,287 of securities loaned	$155,087,511
Cash	638
Receivable for investments sold	297,642
Receivable for shares sold	3,228
Interest receivable	1,346,628
Unrealized appreciation of swap contracts	5,814
Other assets	37,361
Total assets	156,778,822

Liabilities
Payable for investments purchased	3,083,255
Payable for shares repurchased	87,026
Payable for swap contracts	1,676
Dividends payable	18,669
Payable to affiliates
Management fees	50,685
Distribution and service fees	9,595
Other	37,359
Other payables and accrued expenses	105,906
Total liabilities	3,394,171

Net assets
Capital paid-in	160,684,343
Accumulated net realized loss on investments,
financial futures contracts and swap contracts	(4,754,506)
Net unrealized depreciation of investments
and swap contracts	(2,444,602)
Distributions in excess of net investment income	(100,584)
Net assets	$153,384,651

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($127,126,329 ÷ 13,026,567 shares)	$9.76
Class B ($18,544,388 ÷ 1,900,196 shares)	$9.76
Class C ($7,712,910 ÷ 790,335 shares)	$9.76
Class I ($1,024 ÷ 105 shares)	$9.76

Maximum offering price per share
Class A1 ($9.76 ÷ 95.5%)	$10.22

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

20

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended November 30, 2005 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$4,063,539
Securities lending	21,883
Total investment income	4,085,422

Expenses
Investment management fees	322,674
Class A distribution and service fees	165,459
Class B distribution and service fees	103,634
Class C distribution and service fees	41,212
Transfer agent fees	181,812
Custodian fees	39,507
Registration and filing fees	32,497
Printing	30,357
Accounting and legal services fees	20,167
Professional fees	16,960
Miscellaneous	7,619
Trustees’ fees	4,106
Compliance fees	1,705
Securities lending fees	1,000
Interest	979
Total expenses	969,688
Less expense reductions	(12,870)
Net expenses	956,818
Net investment income	3,128,604

Realized and unrealized gain (loss)
Net realized (gain) loss on
Investments	(1,185,078)
Financial futures contracts	38,902
Swap contracts	(1,039)
Change in net unrealized appreciation (depreciation) of
Investments	(3,483,860)
Swap contracts	5,814
Net realized and unrealized loss	(4,625,261)
Decrease in net assets from operations	($1,496,657)

1 Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

21

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	5-31-05	11-30-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$6,552,492	$3,128,604
Net realized loss	(643,181)	(1,147,215)
Change in net unrealized
appreciation (depreciation)	3,860,312	(3,478,046)
Increase (decrease) in net assets
resulting from operations	9,769,623	(1,496,657)
Distributions to shareholders
From net investment income
Class A	(5,926,147)	(2,891,596)
Class B	(966,358)	(374,452)
Class C	(314,661)	(149,322)
Class I	(48)	(25)
	(7,207,214)	(3,415,395)
From Fund share transactions	(23,410,650)	(8,273,083)

Net assets
Beginning of period	187,418,027	166,569,786
End of period[2]	$166,569,786	$153,384,651

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited. [2] Includes accumulated net investment income of $186,206 and distributions in excess of $100,584, respectively.

See notes to financial statements.

22

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$9.18	$9.64	$9.78	$10.47	$9.92	$10.06
Net investment income[4]	0.60	0.48	0.43	0.40	0.39	0.20
Net realized and unrealized
gain (loss) on investments	0.46	0.19	0.75	(0.50)	0.18	(0.28)
Total from
investment operations	1.06	0.67	1.18	(0.10)	0.57	(0.08)
Less distributions
From net investment income	(0.60)	(0.53)	(0.49)	(0.45)	(0.43)	(0.22)
Net asset value, end of period	$9.64	$9.78	$10.47	$9.92	$10.06	$9.76
Total return[5] (%)	11.83	6.97	12.35	(0.97)	5.79[6]	(0.83)[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$145	$159	$176	$144	$136	$127
Ratio of expenses
to average net assets (%)	1.05	1.02	1.03	1.03	1.03	1.05[8]
Ratio of adjusted expenses
to average net assets[9] (%)	--	--	--	--	1.04	1.07[8]
Ratio of net investment income
to average net assets (%)	6.30	4.93	4.30	3.92	3.86	4.01[8]
Portfolio turnover (%)	328	573	693	312	222	135

See notes to financial statements.

23

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$9.18	$9.64	$9.78	$10.47	$9.92	$10.06
Net investment income[4]	0.53	0.41	0.36	0.32	0.32	0.17
Net realized and unrealized
gain (loss) on investments	0.46	0.19	0.74	(0.50)	0.17	(0.29)
Total from
investment operations	0.99	0.60	1.10	(0.18)	0.49	(0.12)
Less distributions
From net investment income	(0.53)	(0.46)	(0.41)	(0.37)	(0.35)	(0.18)
Net asset value, end of period	$9.64	$9.78	$10.47	$9.92	$10.06	$9.76
Total return[5] (%)	11.03	6.18	11.52	(1.71)	5.01[6]	(1.20)[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$28	$35	$55	$33	$22	$19
Ratio of expenses
to average net assets (%)	1.77	1.77	1.78	1.78	1.78	1.80[8]
Ratio of adjusted expenses
to average net assets[9] (%)	--	--	--	--	1.79	1.82[8]
Ratio of net investment income
to average net assets (%)	5.59	4.18	3.54	3.17	3.12	3.26 [8]
Portfolio turnover (%)	328	573	693	312	222	135

See notes to financial statements.

24

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$9.18	$9.64	$9.78	$10.47	$9.92	$10.06
Net investment income[4]	0.53	0.40	0.35	0.32	0.32	0.17
Net realized and unrealized
gain (loss) on investments	0.46	0.19	0.75	(0.50)	0.17	(0.29)
Total from
investment operations	0.99	0.59	1.10	(0.18)	0.49	(0.12)
Less distributions
From net investment income	(0.53)	(0.45)	(0.41)	(0.37)	(0.35)	(0.18)
Net asset value, end of period	$9.64	$9.78	$10.47	$9.92	$10.06	$9.76
Total return[5] (%)	11.00	6.17	11.52	(1.71)	5.00[6]	(1.20)[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$7	$12	$10	$8	$8
Ratio of expenses
to average net assets (%)	1.80	1.77	1.78	1.78	1.78	1.80[8]
Ratio of adjusted expenses
to average net assets[9] (%)	--	--	--	--	1.79	1.82[8]
Ratio of net investment income
to average net assets (%)	5.42	4.18	3.48	3.17	3.12	3.27[8]
Portfolio turnover (%)	328	573	693	312	222	135

See notes to financial statements.

25

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	5-31-04[10]	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$10.17	$9.92	$10.06
Net investment income[4]	0.46	0.44	0.24
Net realized and unrealized
gain (loss) on investments	(0.29)	0.17	(0.29)
Total from
investment operations	0.17	0.61	(0.05)
Less distributions
From net investment income	(0.42)	(0.47)	(0.25)
Net asset value, end of period	$9.92	$10.06	$9.76
Total return[5] (%)	2.34[7]	6.23	(0.59)[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[11]	--[11]	--[11]
Ratio of expenses
to average net assets (%)	0.48[8]	0.49	0.40[8]
Ratio of net investment income
to average net assets (%)	4.59[8]	4.40	4.66[8]
Portfolio turnover (%)	312	222	135

[1] Audited by previous auditor.
2 As required, effective 6-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 5-31-02, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 6-1-01 have not been restated to reflect this change in presentation.
[3] Semiannual period from 6-1-05 through 11-30-05. Unaudited.
[4] Based on the average of the shares outstanding.
[5] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6] Total return would have been lower had certain expenses not been reduced during the periods shown.
[7] Not annualized.
[8] Annualized.
[9] Does not take into consideration expense reductions during the periods shown.
[10] Class I shares began operations on 7-28-03.
[11] Less than $500,000.

See notes to financial statements.

26

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Investment Grade Bond Fund (the “Fund”) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

27

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2005, the Fund loaned securities having a market value of $26,032,287 collateralized by securities in the amount of $26,996,154. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be

28

prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange. For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund's exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract and may decline in value if the counterparty’s credit-worthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,128,412 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 --$482,530, May 31, 2012 --$628,121 and May 31, 2013 -- $2,017,761.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

29

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $7,207,214. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.40% of the Fund’s average daily net asset value, until June 30, 2005. Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser will be reorganized into Sovereign Asset Management LLC (“Sovereign”). JHA will remain the principal adviser on the Fund and Sovereign will act as subad-viser under the supervision of the Adviser. The restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payments of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2005, JH Funds received net up-front sales charges of $43,519 with regard to sales of Class A shares. Of this amount, $4,145 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $17,976 was paid as sales commissions to unrelated broker-dealers and $21,398

30

was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2005, CDSCs received by JH Funds amounted to $14,705 for Class B shares and none for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $12,870 for the period ended November 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $20,167. The Fund also paid the Adviser the amount of $192 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 102 Class I shares of benefi-cial interest of the Fund on November 30, 2005.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affili-ated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffil-iated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

31

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,260,575	$13,050,393	417,298	$4,144,885
Distributions reinvested	515,922	4,765,212	257,280	2,550,910
Repurchased	(2,817,588)	(28,261,901)	(1,159,318)	(11,495,262)
Net decrease	(1,041,091)	($10,446,296)	(484,740)	($4,799,467)

Class B shares
Sold	459,567	$4,617,968	73,745	$733,980
Distributions reinvested	75,058	751,759	29,124	288,840
Repurchased	(1,674,932)	(16,801,929)	(419,991)	(4,157,284)
Net decrease	(1,140,307)	($11,432,202)	(317,122)	($3,134,464)

Class C shares
Sold	140,209	$1,407,432	80,179	$799,139
Distributions reinvested	23,971	240,175	11,365	112,674
Repurchased	(316,956)	(3,179,750)	(126,436)	(1,250,981)
Net decrease	(152,776)	($1,532,143)	(34,892)	($339,168)

Class I shares
Sold	8	$75	--	--
Distributions reinvested	--	--	1	17
Repurchased	(8)	(84)	--	(1)
Net increase (decrease)	--	($9)	1	$16

Net decrease	(2,334,174)	($23,410,650)	(836,753)	($8,273,083)

[1] Semiannual period from 6-31-05 through 11-30-05. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005, aggregated $133,334,476 and $142,726,918, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $79,165,641 and $74,062,299, respectively, during the period ended November 30, 2005.

The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes, was $157,948,708. Gross unrealized appreciation and depreciation of investments aggregated $257,356 and $3,118,553, respectively, resulting in net unrealized depreciation of $2,861,197. The difference between book basis and tax basis net unrealized depreciation of investments is attributable to the amortization of premiums on debt securities.

32

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Investment Grade Bond Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Investment Grade Bond Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to

33

the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a repre sentative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group

The Board noted that the per formance of the Fund was higher than or not appreciably below the median and average performance of its Universe for the time periods under review. The Board also noted that, while the Fund’s performance was below the performance of its benchmark indexes, the Lipper Intermediate Investment-Grade Index and the Lehman Aggregate Bond Index, for the time periods under review, the Fund’s performance was, in some periods, not appreciably below the performance of indexes. The Board noted that the performance of the Universe also was lower than the two benchmark indexes for the time periods under review.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advi sory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was higher than the Peer Group’s and Universe’s median total operating expense ratio. The Board also noted that the most sig-nificant contributor to such difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board  concluded that the Fund’s overall performance and plans to reduce the Fund’s overall fees and expenses supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from

34

Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

35

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Greater China Opportunities Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Large Cap Intrinsic Value Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone 1-800-225-5291

On the Fund’s Web site www.jhfunds.com/proxy

On the SEC’s Web site www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser John Hancock Advisers, LLC 601 Congress Street Boston, MA 02210-2805

Subadviser Sovereign Asset Management LLC 101 Huntington Avenue Boston, MA 02199 Principal distributor John Hancock Advisers, LLC 601 Congress Street Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550SA 11/05 1/06

JOHN HANCOCK

Government Income Fund

11.30.2005 Semiannual Report

John Hancock
JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 13 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of November 30, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital. Maintaining
a stable share price
is a secondary goal.
The Fund pursues
these goals by
normally investing
at least 80% of its
assets in obligations
issued by or guaran-
teed by the U.S.
government and its
agencies, authorities
or instrumentalities.

Over the last six months

■	Government bonds stalled, pressured by rising inflation and higher interest rates.

■	As the Federal Reserve raised short-term interest rates, yields on short-term issues climbed faster than longer-maturity bonds.

■	Although the Fund was well positioned for rising interest rates and benefited from a sizable stake in mortgage bonds, a bias toward longer-term Treasuries modestly detracted from returns relative to the
Lehman Brothers Government Bond Index.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top issuers
35.6%	Federal National Mortgage Assn.
30.2%	United States Treasury
18.8%	Federal Home Loan Mortgage Corp.
7.0%	Small Business Administration
4.2%	Federal Home Loan Bank
1.9%	Countrywide Home Loans
1.2%	Government National Mortgage Assn.
0.6%	Countrywide Alternative Loan Trust
0.3%	JP Morgan Alternative Loan Trust

As a percentage of net assets on November 30, 2005.

1

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Government Income Fund

Headwinds hampered government bond returns during the six months ended November 30, 2005. Although economic growth was positive and unemployment low, soaring energy prices in the wake of the Gulf Coast hurricanes rekindled inflation. Bond investors hate inflation because it erodes the value of their fixed-income payments. To keep inflation and economic growth under control, the Federal Reserve further increased the federal funds rate, a key short-term interest rate that represents the rate banks charge each other for overnight loans. The Fed moved at a steady pace, increasing the federal funds rate from 3% last May to 4% by the period’s end. As yields on U.S. Treasuries moved higher in anticipation of the Fed’s moves, bond prices fell. The biggest impact was on short-term issues, with two-year yields on Treasuries closing November at 4.37% . Long-term yields climbed, but not as quickly, with 30-year Treasury yields ending the period at 4.66% . Against this backdrop, the Lehman Brothers Government Bond Index returned a disappointing -0.63% for the six-month period. Returns for most government securities, including Treasuries, mortgage bonds and U.S. government agency issues, were relatively flat.

“Headwinds hampered government bond returns during the six months ended November 30, 2005.”

Performance review

John Hancock Government Income Fund’s Class A, Class B and Class C shares returned -0.83%, -1.20% and -1.20%, respectively, at net asset value for the six months ended November 30, 2005. By comparison, the average general U.S. government fund returned -1.10%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

2

Sizable stake in mortgage bonds

The Fund benefited from investing heavily in mortgage bonds, which offer a slight yield advantage over Treasuries but are not included in the Lehman Brothers Government Bond Index. Mortgage bonds eked out a positive return, as interest rates rose and prepayment fears diminished. Prepayments occur when homeowners pay off higher interest rate mortgages before their due dates in order to refinance at lower rates. Mortgage bonds also benefited from the Fed’s measured pace in raising interest rates.

We increased the Fund’s mortgage stake last June following a rally in the Treasury market. Valuations looked attractive relative to Treasuries, leading us to boost our mortgage allocation. Our focus was mostly on traditional 15-year issues, which offer more stable cash flows than 30-year issues. We also added some collateralized mortgage obligations (CMOs) as well as bonds issued by the Small Business Administration (SBA). CMOs are structured products with stable cash flows that typically hold up especially well when prepayment rates are shifting. The SBA bonds are government-backed loans to small businesses, made primarily for the purchase of commercial real estate. They offer a yield advantage over Treasuries as well as a prepayment penalty that helps compensate bondholders should the borrower have to sell its property before the due date of the loan. Toward the period’s end, we began taking profits. Our sales included bonds issued by the Government National Mortgage Association (GNMA), which had appreciated amid increased demand from Asia.

“The Fund benefited from investing heavily in mortgage bonds, which offer a slight yield advantage over Treasuries...”

Decrease in agencies

The Fund’s investment in bonds issued by U.S. government agencies declined. Some of this decrease came from bonds that were called (or redeemed) by the issuer. We also sold bulleted agencies, which are bonds that cannot be redeemed before their due date. Our focus was on callable bonds because they offer more of a yield advantage over Treasuries than bulleted issues. In addition, they tend to do well in a rising interest rate environment when issuers are less likely to call in bonds with interest rates that are lower than

3

current yields. We used the proceeds from these sales to bolster our investment in mortgage bonds and modestly increase our Treasury stake.

Shift in focus within Treasuries

Within the Treasury sector, we focused for most of the period on longer-term bonds with 10- to 30-year maturities. We balanced these investments with some short-maturity issues. With this positioning, the Fund was less sensitive to interest rate changes than its Lehman Brothers benchmark or peer group, which aided performance in a rising interest rate environment. Believing that the bulk of the Fed’s interest rate hikes were over, we raised the Fund’s sensitivity to interest rate changes late in the period to bring it more in line with that of the benchmark. We did this by adding modestly to the Fund’s investment in Treasuries. At the same time, we began focusing on intermediate Treasuries with five- to seven-year maturities that would help position the Fund for a steeper yield curve. The yield curve -- a graph that plots yields on short- to long-term securities -- had flattened so much during the period that we thought its next move would be a steepening.

Favorable outlook for fixed-income markets

Going forward, we expect to see a slowdown in housing dampen consumer spending, which would help contain interest rates. In the housing market, inventories have increased significantly over recent years. In addition, mortgage rates have climbed, so it costs the borrower more to get into the same house. We believe these changing conditions could put the brakes on economic growth. In addition, the Fed may only have a few more interest rate hikes left.

4

Energy prices have also come down from their highs, which should lead to lower inflation rates. With this inflation outlook in mind, we sold our investment in Treasury Inflation Protected Securities (or TIPs) -- bonds whose principal and interest payments rise with inflation. We believe a slowdown in housing, stable interest rates and declining inflation could create a favorable environment for bonds. Going forward, we plan to look for relative value opportunities, possibly trimming the Fund’s stake in traditional mortgage bonds that have appreciated and adding to investments in structured products with stable cash flows.

“Going forward, we expect to see a slowdown in housing dampen con- sumer spending, which would help contain interest rates.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on November 30, 2005.

5

A LOOK AT PERFORMANCE

For the period ended November 30, 2005

	Class A	Class B	Class C
Inception date	9-30-94	2-23-88	4-1-99

Average annual returns with maximum sales charge (POP)
One year	-2.92%	-4.04%	-0.13%

Five years	3.74	3.57	3.91

Ten years	4.74	4.60	--

Since inception	--	--	4.01

Cumulative total returns with maximum sales charge (POP)
Six months	-5.33	-6.06	-2.17

One year	-2.92	-4.04	-0.13

Five years	20.15	19.19	21.17

Ten years	58.85	56.82	--

Since inception	--	--	29.99

SEC 30-day yield as of November 30, 2005
	3.62	3.04	3.04

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government Bond Index.

	Class B1	Class C1
Period beginning	11-30-95	4-1-99

Government Income Fund	$15,682	$12,999

Index	17,892	14,496

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■  Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

■ Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$991.70	$5.38
Class B	988.00	9.14
Class C	988.00	9.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,019.70	$5.45
Class B	1,015.90	9.27
Class C	1,015.90	9.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.08%, 1.83% and 1.83% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on November 30, 2005 (unaudited)

This schedule is divided into three main categories: bonds, U.S. government and agencies securities and short-term investments. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 2.70%					$11,506,547

(Cost $11,716,214)
Thrifts & Mortgage Finance 2.70%					11,506,547

Countrywide Alternative Loan Trust,
Mortgage Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500%	08-25-32	AAA	$2,295	2,332,021

Countrywide Home Loans,
Mortgage Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	8,068	7,873,512

JP Morgan Alternative Loan Trust,
Mortgage Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	1,300	1,301,014

U.S. government and agencies securities 96.95%					$413,366,849

(Cost $415,853,894)
Government U.S. 30.20%					128,743,082

United States Treasury,
Bond (L)	9.125%	05-15-18	AAA	$9,100	12,855,879
Bond (L)	9.000	11-15-18	AAA	5,000	7,056,250
Bond (L)	6.875	08-15-25	AAA	21,950	27,668,151
Bond	5.375	02-15-31	AAA	14,620	16,063,725
Note	5.750	08-15-10	AAA	5,000	5,281,055
Note (L)	4.875	02-15-12	AAA	6,000	6,127,734
Note (L)	4.500	11-15-15	AAA	26,010	26,014,058
Note (L)	4.250	10-15-10	AAA	11,000	10,908,051
Note (L)	4.250	11-15-13	AAA	17,075	16,768,179

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency 66.75%					$284,623,767

Federal Home Loan Bank,
Bond	4.500%	04-11-08	AAA	$7,160	7,111,949
Bond	4.250	03-24-08	AAA	5,000	4,938,680
Bond	4.250	05-16-08	AAA	6,000	5,927,052

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	747	784,628
15 Yr Pass Thru Ctf	7.500	05-01-16	AAA	3,662	3,846,932
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,503	1,510,238
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	729	799,420
30 Yr Pass Thru Ctf (M)	6.000	12-15-35	AAA	815	820,858
CMO REMIC 1601-PL	6.000	10-15-08	AAA	1,175	1,185,296
CMO REMIC 1617-PM	6.500	11-15-23	Aaa	10,000	10,371,588
CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,065,007
CMO REMIC 2764-PG	5.500	03-15-34	AAA	5,000	4,875,334
CMO REMIC 2888-GF	4.365	05-15-18	AAA	9,960	9,975,460
CMO REMIC 2941-BY	5.000	12-15-34	AAA	7,000	6,643,190
Note	5.300	11-17-10	AAA	5,000	5,001,920
Note	5.100	11-14-08	AAA	5,000	4,991,240
Note	4.900	11-03-08	AAA	9,370	9,335,172
Note	4.875	10-04-10	AAA	5,000	4,943,335
Note	4.750	10-17-08	AAA	5,000	4,967,950
Note	4.625	08-22-08	AAA	5,000	4,958,795

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	73	73,767
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	542	571,045
15 Yr Pass Thru Ctf	7.500	04-01-17	AAA	2,218	2,328,803
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	9,500	9,544,965
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	8,568	8,448,668
15 Yr Pass Thru Ctf	5.000	11-01-20	AAA	12,500	12,318,778
15 Yr Pass Thru Ctf	4.500	06-01-18	AAA	4,124	4,046,219
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	30	33,246
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	382	414,786
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	2,329	2,344,301
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	3,699	3,722,519
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	3,975	3,999,897
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	5,544	5,578,349
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	2,576	2,592,695
30 Yr Pass Thru Ctf	5.500	09-01-35	AAA	14,330	14,118,878
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	23,617	22,726,919
CMO REMIC 1993-225-TK	6.500	12-25-23	AAA	5,032	5,342,430
CMO REMIC 1994-75-K	7.000	04-25-24	AAA	3,100	3,255,802
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	3,519	3,389,340
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	3,949	3,549,256
CMO REMIC 2004-W4-A6	5.500	06-25-34	AAA	7,318	6,949,853
Note	5.000	11-14-08	AAA	5,000	4,995,835
Note	5.000	12-15-08	AAA	10,000	10,000,640

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Federal National Mortgage Assn.,
Note (L)	5.000%	04-19-10	AAA	$5,000	$4,988,590
Note (L)	4.750	08-25-08	AAA	2,620	2,610,806
Note (L)	4.300	05-05-08	AAA	5,000	4,935,405
Note (L)	4.250	09-15-07	AAA	3,680	3,651,940
Sub Note (L)	4.000	09-02-08	AA-	5,500	5,387,470

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	2,380	2,512,245
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	120	131,599
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	546	598,233
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,706	1,792,697

Small Business Administration,
Pass Thru Ctf Ser 02-20K	5.080	11-01-22	AAA	4,950	4,960,612
Pass Thru Ctf Ser 05-20F	4.570	06-01-25	AAA	5,000	4,832,023
Pass Thru Ctf Ser 05-20G	4.750	07-01-25	AAA	5,000	4,886,767
Pass Thru Ctf Ser 05-20I	4.760	09-01-25	AAA	5,000	4,885,063
Pass Thru Ctf Ser 05-20J	5.090	10-01-25	AAA	5,000	4,987,358
Pass Thru Ctf Ser 05-20K	5.360	11-01-25	AAA	5,000	5,061,924

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.11%					$474,000

(Cost $474,000)
Joint Repurchase Agreement 0.11%					474,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. --
Dated 11-30-05 due 12-1-05 (secured
by U.S. Treasury Inflation Indexed Bond 3.375%
and 3.625% due 4-15-28 and 4-15-32 and
U.S. Treasury Inflation Indexed Note 1.625%
due 1-15-15)			3.950%	$474	474,000

Total investments 99.76%					$425,347,396

Other assets and liabilities, net 0.24%					$1,040,923

Total net assets 100.00%					$426,388,319

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments

(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(L)	All or a portion of this security is on loan as of November 30, 2005.

(M)	This security having an aggregate value of $820,858, or 0.19% of the Fund’s net assets, has been purchased as a forward commitment -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $1,185,296 of Federal Home Loan Mortgage Corp., 6.000%, 10-15-08 has been segregated to cover the forward commitment.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $428,044,108)
including $127,695,957 of securities loaned	$425,347,396
Cash	255
Receivable for investments sold	4,275
Receivable for shares sold	9,405
Interest receivable	2,868,811
Other assets	196,209
Total assets	428,426,351

Liabilities
Payable for investments purchased	818,566
Payable for shares repurchased	645,687
Dividends payable	47,862
Payable to affiliates
Management fees	194,062
Distribution and service fees	22,788
Other	104,570
Other payables and accrued expenses	204,497
Total liabilities	2,038,032

Net assets
Capital paid-in	473,844,228
Accumulated net realized loss on investments,
financial futures contracts and options written	(44,168,492)
Net unrealized depreciation of investments	(2,696,712)
Distributions in excess of net investment income	(590,705)
Net assets	$426,388,319

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($384,423,578 ÷ 42,723,486 shares)	$9.00
Class B ($36,279,892 ÷ 4,032,459 shares)	$9.00
Class C ($5,684,849 ÷ 631,821 shares)	$9.00

Maximum offering price per share
Class A1 ($9.00 ÷ 95.5%)	$9.42

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended November 30, 2005 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operat- ing the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$10,821,888
Securities lending	90,428
Total investment income	10,912,316

Expenses
Investment management fees	1,312,257
Class A distribution and service fees	503,596
Class B distribution and service fees	203,724
Class C distribution and service fees	30,378
Transfer agent fees	413,821
Accounting and legal services fees	55,622
Custodian fees	52,081
Printing	26,147
Registration and filing fees	23,407
Trustees’ fees	22,859
Professional fees	22,775
Miscellaneous	14,407
Securities lending fees	4,124
Interest	2,894
Compliance fees	1,230
Total expenses	2,689,322
Less expense reductions	(75,589)
Net expenses	2,613,733
Net investment income	8,298,583

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(2,992,376)
Financial futures contracts	367,554
Options written	(17,990)
Change in net unrealized appreciation (depreciation) of
Investments	(9,862,548)
Financial futures contracts	47,570
Net realized and unrealized loss	(12,457,790)
Decrease in net assets from operations	($4,159,207)

[1] Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

15

F I N A N C I A L   S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	5-31-05	11-30-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$17,236,319	$8,298,583
Net realized loss	(4,676,427)	(2,642,812)
Change in net unrealized
appreciation (depreciation)	13,043,922	(9,814,978)
Increase (decrease) in net assets
resulting from operations	25,603,814	(4,159,207)
Distributions to shareholders
From net investment income
Class A	(17,798,367)	(8,103,922)
Class B	(1,783,482)	(665,839)
Class C	(234,428)	(99,433)
	(19,816,277)	(8,869,194)
From Fund share transactions	(66,759,865)	(26,385,174)

Net assets
Beginning of period	526,774,222	465,801,894
End of period[2]	$465,801,894	$426,388,319

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited. [2] Includes distributions in excess of net investment income of $20,094 and $590,705, respectively.

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$8.58	$9.06	$9.21	$9.82	$9.16	$9.26
Net investment income[4]	0.55	0.47	0.36	0.30	0.33	0.17
Net realized and unrealized
gain (loss) on investments	0.48	0.19	0.65	(0.61)	0.15	(0.24)
Total from
investment operations	1.03	0.66	1.01	(0.31)	0.48	(0.07)
Less distributions
From net investment income	(0.55)	(0.51)	(0.40)	(0.35)	(0.38)	(0.19)
Net asset value, end of period	$9.06	$9.21	$9.82	$9.16	$9.26	$9.00
Total return[5,6] (%)	12.26	7.37	11.12	(3.13)	5.31	(0.83)[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$521	$532	$565	$456	$415	$384
Ratio of expenses
to average net assets (%)	1.02	1.04	1.04	1.07	1.07	1.08[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.15	1.17	1.17	1.17	1.12	1.11[8]
Ratio of net investment income
to average net assets (%)	6.13	5.04	3.76	3.20	3.57	3.77[8]
Portfolio turnover (%)	68	110	400	411	316	159

See notes to financial statements.

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F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$8.58	$9.06	$9.21	$9.82	$9.16	$9.26
Net investment income[4]	0.48	0.40	0.28	0.23	0.26	0.14
Net realized and unrealized
gain (loss) on investments	0.48	0.19	0.65	(0.61)	0.15	(0.25)
Total from
investment operations	0.96	0.59	0.93	(0.38)	0.41	(0.11)
Less distributions
From net investment income	(0.48)	(0.44)	(0.32)	(0.28)	(0.31)	(0.15)
Net asset value, end of period	$9.06	$9.21	$9.82	$9.16	$9.26	$9.00
Total return[5,6] (%)	11.44	6.57	10.30	(3.85)	4.53	(1.20)[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$93	$86	$128	$63	$44	$36
Ratio of expenses
to average net assets (%)	1.75	1.79	1.79	1.82	1.82	1.83[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.88	1.92	1.92	1.92	1.87	1.86[8]
Ratio of net investment income
to average net assets (%)	5.41	4.29	2.97	2.39	2.82	3.01[8]
Portfolio turnover (%)	68	110	400	411	316	159

See notes to financial statements.

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F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$8.58	$9.06	$9.21	$9.82	$9.16	$9.26
Net investment income[4]	0.48	0.40	0.27	0.22	0.26	0.14
Net realized and unrealized
gain (loss) on investments	0.48	0.19	0.66	(0.60)	0.15	(0.25)
Total from
investment operations	0.96	0.59	0.93	(0.38)	0.41	(0.11)
Less distributions
From net investment income	(0.48)	(0.44)	(0.32)	(0.28)	(0.31)	(0.15)
Net asset value, end of period	$9.06	$9.21	$9.82	$9.16	$9.26	$9.00
Total return[5,6] (%)	11.42	6.57	10.30	(3.85)	4.53	(1.20)[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$7	$26	$8	$6	$6
Ratio of expenses
to average net assets (%)	1.77	1.79	1.79	1.82	1.82	1.83[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.90	1.92	1.92	1.92	1.87	1.86[8]
Ratio of net investment income
to average net assets (%)	5.30	4.29	2.86	2.31	2.83	3.02[8]
Portfolio turnover (%)	68	110	400	411	316	159

1 Audited by previous auditor.

2 As required, effective 6-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 5-31-02, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to 6-1-01, have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

[8]	Annualized.

[9]	Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

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NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Government Income Fund (the “Fund”) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with  procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

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Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2005.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no outstanding written options on November 30, 2005.

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Written options for the period ended November 30, 2005, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	--	--
Options written	100	$ 17,990
Options expired	100	($17,990)
Outstanding, end of period	--	--

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2005, the Fund loaned securities having a market value of $127,695,957 collateralized by securities in the amount of $131,463,042. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $34,168,172 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 -- $12,181,718, May 31, 2009 --$13,270,046, May 31, 2012 -- $4,248,579 and May 31, 2013 -- $4,467,829.

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Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $19,816,277. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000. Effective December 31, 2005, the investment management teams of the Adviser will be reorganized into Sovereign Asset Management LLC (“Sovereign”). The Adviser will remain the principal adviser on the Fund and Sovereign will act as subadviser under the supervision of the Adviser. This restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the management fee to 0.55% of the Fund’s average daily net asset value, at least until September 30, 2006. Accordingly, the expense reductions related to management fee limitation amounted to $75,589 for the period ended November 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

23

Class A shares are assessed up-front sales charges. During the period ended November 30, 2005, JH Funds received net up-front sales charges of $70,267 with regard to sales of Class A shares. Of this amount, $8,181 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $47,555 was paid as sales commissions to unrelated broker-dealers and $14,531 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2005, CDSCs received by JH Funds amounted to $41,634 for Class B shares and $145 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the period ended November 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $55,622. The Fund also paid the Adviser the amount of $355 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affili-ated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffil-iated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	2,250,928	$20,798,528	1,007,167	$9,214,537
Distributions reinvested	1,436,197	13,259,215	682,534	6,235,079
Repurchased	(8,597,337)	(79,457,272)	(3,812,417)	(34,785,039)
Net decrease	(4,910,212)	($45,399,529)	(2,122,716)	($19,335,423)

Class B shares
Sold	717,540	$6,639,215	98,680	$900,645
Distributions reinvested	151,067	1,394,617	59,113	540,128
Repurchased	(2,989,244)	(27,629,364)	(873,876)	(7,973,652)
Net decrease	(2,120,637)	($19,595,532)	(716,083)	($6,532,879)

Class C shares
Sold	183,783	$1,703,404	21,111	$193,306
Distributions reinvested	20,408	188,376	8,980	82,039
Repurchased	(395,560)	(3,656,584)	(86,877)	(792,217)
Net decrease	(191,369)	($1,764,804)	(56,786)	($516,872)

Net decrease	(7,222,218)	($66,759,865)	(2,895,585)	($26,385,174)

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005, aggregated $350,313,545 and $386,517,109, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $324,943,321 and $308,612,069, respectively, during the period ended November 30, 2005.

The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes, was $428,436,419. Gross unrealized appreciation and depreciation of investments aggregated $2,582,740 and $5,671,763, respectively, resulting in net unrealized depreciation of $3,089,023. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to amortization of premiums on debt securities.

25

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Government Income Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the con tinuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Government Income Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,  (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark

26

indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that, except for the most recent year ended December 31, 2004, the performance of the Fund was higher than or not appreciably below the median and average performance of its Universe and the performance of one of its benchmark indexes, the Lipper General U.S. Government Funds Index, for the time periods under review. The Board also noted that the Fund’s performance was below the performance of its other benchmark index, the Lehman Brothers Government Bond Index, as was the Universe for the time periods under review. The Board noted that during the most recent year under review, the Fund’s performance was slightly below the median and average performance of its Universe and the performance of its benchmark indexes.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board noted the fee waiver arrangement applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate and Net Advisory Rate were not appreciably higher than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was not appreciably higher than the Peer Group’s and Universe’s median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

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To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management
LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.

560SA 11/05 1/06

JOHN HANCOCK

High Yield Fund

11.30.2005 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 22

For more information
page 41

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 13 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of November 30, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks high
current income.
Capital appreciation
is a secondary goal.
The Fund normally
invests at least 80%
of its assets in U.S.
and foreign fixed-
income securities
rated BB/Ba or lower
and their unrated
equivalents.

Over the last six months

■	High-yield bonds outpaced other bonds as investors sought higher yields, but the returns were modest compared to recent years.

■	Record high oil prices and hurricanes that battered the Gulf Coast temporarily derailed airline and casino securities.

■	The Fund outperformed its index and Lipper peer average because of securities it did not own, such as auto companies, and a stake in better-performing equities.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 issuers
6.0%	Rural Cellular Corp.
5.4%	AMR Corp.
4.1%	XM Satellite Radio Holdings, Inc.
3.7%	Freeport-McMoRan Copper & Gold, Inc.
3.5%	Dobson Communications Corp.
3.1%	Trump Entertainment Resorts, Inc.
2.6%	Isle of Capris Casinos, Inc.
2.1%	UCAR Finance, Inc.
2.1%	XM Satellite Radio, Inc.
2.0%	Planet Hollywood International, Inc.
As a percentage of net assets on November 30, 2005.

BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGER, SOVEREIGN ASSET MANAGEMENT LLC

MANAGER’S REPORT

JOHN HANCOCK High Yield Fund

Recently, John Hancock High Income Fund was merged into John Hancock High Yield Fund following the approval of shareholders. The merger was effective at the close of business December 1, 2005.

After a spectacular run-up for the last several years, high yield bonds came back down to earth during the six months ended November 30, 2005. Although they still produced positive returns, unlike most other fixed-income sectors, the group’s results were far more modest than in prior years. It was a period that was dominated by skyrocketing oil prices -- which hit those companies most dependent on energy products the hardest, including airlines, container companies and automakers. In fact, record high oil prices were the last straw for General Motors and Ford, which saw their sales of the popular -- and most profitable -- gas-guzzling SUVs decline even further than they already had as aging Baby-Boomers’ buying sentiment grew increasingly negative for economic and environmental reasons. The result was credit down- grades for the top U.S. automakers to high yield, also known as junk bond, status. The moves sent their securities prices down and had a ripple effect, hitting auto-parts giant Delphi Corp., which filed for Chapter 11 bankruptcy protection during the period. To add further challenges, two fierce hurricanes that hit the Gulf Coast in late summer disrupted oil production and refining and caused crude oil to spike briefly past the $70-per-barrel mark, temporarily derailing airline and casino securities.

“After a spectacular run-up for the last several years, high yield bonds came back down to earth...”

Fund performance

For the six months ended November 30, 2005, John Hancock High Yield Fund’s Class A, Class B and Class C shares posted total returns of 3.75%, 3.39% and 3.36%, respectively, at net asset value. These results topped the 2.58% return of the Merrill Lynch High Yield Master II Index and the 2.90% return of the average high current yield fund, according to Lipper, Inc.1 Keep in mind

Arthur Calavritinos

that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Fund strategies pay off

Several factors contributed to our outperformance of our benchmark index and peer group average. We maintained a mostly defensive stance during the period, avoiding the new-issue market because we were uncomfortable with the quality and prices of the deals coming out and the risks being taken for not much added return, in our view. Another defensive move was to maintain a stake in callable bonds, which can get called back by their issuer prior to their maturity. These “yield to call” bonds are generally not affected by rising rates.

We also were well-served by what we chose not to own, specifi-cally General Motors, Ford and Delphi, whose securities prices have continued to decline. We did have one casualty that was a spillover from the auto industry’s woes. Long-standing star performer XM Satellite Radio, Inc. saw its securities fall as concerns grew that Delphi, which makes XM radios, would stop making them in case of a strike, and that the car companies -- who are the predominate buyers of XM radios -- would order fewer for their cars. We view this as a short-term blip in XM’s performance.

We did take one offensive move during the period, which was to boost our stake in stocks to just below the 20% allowable limit for the Fund -- an above-average level versus our peers. Using our extensive knowledge of the industries in which we invest, we concluded that in some instances a company’s stock was actually a better value than its bonds. This stance added to performance, as stocks performed better than bonds, generally speaking.

“With all its issues, our significant overweighting in airline holdings wound up contributing to Fund performance...”

Airlines fall, then rebound

With all its issues, our significant overweighting in airline holdings wound up contributing to Fund performance, remarkably. But the group went through tough times during the six-month period. The summer hurricanes battered airline securities as crude oil spiked to historic high levels that caused the closely

Quality
distribution[2]

BB -- 6%

B -- 31%

CCC -- 31%

CC -- 1%

C -- 1%

D -- 9%

watched “crack spread” -- or the gap between the cost of crude oil and refined jet fuel -- to widen significantly, cutting into profits. Perhaps the biggest detractor to Fund performance was the bankruptcy filing of Northwest Airlines, Inc. which hit its stocks and bonds hard.

As the period progressed, oil prices backed off their highs and we started to see some of the benefits of the airlines’ gargantuan efforts to cut costs and reduce capacity -- moves they might not have made as quickly without the oil spike. With excess capacity reduced to almost nil -- through a merger between US Airways, Inc. and US West Holdings Corp. and other efforts -- and labor costs down, the lower fuel costs provided a revenue environment that looks better than it has in years, in our view. In November alone, for example, American Airlines, Inc. securities had a huge move up, boosting the Fund.

...ditto casinos

Our casino holdings in the Gulf Coast states and the Caribbean also took the hit of Hurricanes Katrina and Rita in the summer, but their bonds began to rebound when it became clear that the market had overreacted regarding the long-term effects.

Other standouts

Our emerging-market holdings continued to bolster the Fund’s returns. Emerging markets continued to demonstrate improvement in credit quality and economic fundamentals, causing many countries to have their debt upgraded to investment quality. What’s more, many emerging-market companies are tied to natural resources and have been the beneficiaries of the boom in oil and other commodities. Two of the Fund’s stalwarts were Brazilian companies Braskem, SA, a chemical company, and utility company Companhia de Saneamento Basico do Estado de Sao Paulo. Wireless cellular companies Rural Cellular Corp. and Dobson Communications Corp. did well as their earnings were better than expected.

“In the near term, we remain cautious on the prospects for high yield bonds...”

Outlook

In the near term, we remain cautious on the prospects for high yield bonds, which ended the period with fairly rich valuations. We are also watching a variety of factors that could impact the high yield market, foremost among them being energy prices, which remain too high. Other macro issues include the threat of an avian flu pandemic, which could hurt the economy and the transport industry. However, we remain bullish on the prospects for the airlines and are keeping our overweighted stance because we believe they could be in for further advances, given their rosier revenue picture and reduced costs and capacity.

This commentary reflects the views of the portfolio manager through the end of the
Fund’s period discussed in this report. The manager’s statements reflect his own opin-
ions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security.
They are also subject to change at any time as market and other conditions warrant.
See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on November 30, 2005.

Sector
distribution[2]

Consumer
discretionary -- 31%

Industrials -- 21%

Telecommunication
services -- 15%

Materials -- 14%

Utilities -- 6%

Consumer staples -- 2%

Information
technology -- 2%

Revenue -- 2%

Energy -- 2%

Foreign
government -- 1%

Health care -- 1%

Financials -- 1%

A LOOK AT PERFORMANCE

For the period ended November 30, 2005

	Class A	Class B	Class C
Inception date	6-30-93	10-26-87	5-1-98

Average annual returns with maximum sales charge (POP)
One year	-0.10%	-0.90%	2.96%

Five years	8.85	8.77	9.03

Ten years	6.57	6.44	--

Since inception	--	--	2.94

Cumulative total returns with maximum sales charge (POP)
Six months	-0.96	-1.60	2.37

One year	-0.10	-0.90	2.96

Five years	52.80	52.23	54.09

Ten years	88.92	86.62	--

Since inception	--	--	24.57

SEC 30-day yield as of November 30, 2005
	6.98	6.53	6.55

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch High Yield Master II Index.

	Class B1	Class C1
Period beginning	11-30-95	5-1-98

High Yield Fund	$18,662	$12,457

Index	19,024	14,347

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of November 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

■ Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,037.50	$5.30
Class B	1,033.90	8.95
Class C	1,033.60	9.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,019.90	$5.25
Class B	1,016.30	8.87
Class C	1,016.10	9.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.75% and 1.79% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on November 30, 2005 (unaudited)

This schedule is divided into nine main categories: bonds, capital preferred securities, common stocks, lessor equipment trust certifi-cates, preferred stocks, royalty trusts, tax-exempt long-term bonds, warrants and short-term investments. Bonds, capital preferred securities, common stocks, lessor equipment trust certificates, preferred stocks, royalty trusts, tax-exempt long-term bonds and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 69.63%					$557,791,522

(Cost $637,998,639)
Advertising 1.51%					12,077,500

Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06-15-09	CCC	$5,000	4,862,500
Sub Note (S)	13.500	12-07-09	Caa2	9,250	7,215,000
Aerospace & Defense 1.13%					9,045,000

AAR Corp.,
Note	6.875	12-15-07	BB-	9,000	9,045,000
Agricultural Products 0.30%					2,376,706

Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind (G)(S)	6.500	12-01-12	Ca	2,970	2,376,706
Airlines 13.53%					108,355,272

Alaska Airlines, Inc.,
Equip Trust (G)	10.150	02-01-11	B	1,414	1,372,216
Equip Trust Ctf Ser A	9.500	04-12-10	B+	7,291	6,751,930
Equip Trust Ctf Ser D	9.500	04-12-12	B+	4,634	4,205,833

American Airlines, Inc.,
Equip Trust Ser F	10.800	03-15-07	CCC+	1,354	1,218,600
Equip Trust Ser G	10.800	03-15-07	CCC+	1,354	1,218,600
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	4,217	3,332,011
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC	5,081	4,013,990
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	CCC+	2,389	1,988,894
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	CCC+	4,211	3,106,286

AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC	6,900	7,702,125
Conv Sr Note	4.250	09-23-23	CCC	11,500	12,836,875
Deb (L)	9.000	08-01-12	CCC	24,500	19,232,500
Note Ser D	8.900	02-26-07	Caa2	1,000	865,000

ATA Holdings Corp.,
Gtd Sr Note, Step Coupon
(13.125%, 06-15-06) (G)(H)(O)	Zero	06-15-10	D	16,943	847,150
Gtd Sr Note, Step Coupon
(14.00%, 08-01-06) (G)(H)(O)	Zero	02-01-09	D	15,847	792,350

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Airlines (continued)

KLM Royal Dutch Airlines N.V.,
Sr Sub Deb (Switzerland) (D)(G)	2.125%	12-29-49	B-	$1,680	$645,343

Northwest Airlines, Inc.,
Conv Sr Note (H)	7.625	11-15-23	D	18,000	6,570,000
Gtd Note (H)	8.700	03-15-07	D	7,900	3,002,000
Gtd Sec Pass Thru Ctf Ser 1996-1	7.670	07-02-16	CCC-	18,892	15,350,376
Gtd Sr Note (H)	9.875	03-15-07	D	15,000	5,737,500

NWA Trust,
Note Ser C	11.300	12-21-12	CCC+	7,938	5,715,693

United Air Lines, Inc.,
Equip Trust Ctf Ser 1991-D (G)(H)	Zero	11-20-12	D	2,500	1,850,000
Aluminum 0.05%					431,666

Golden Northwest Aluminum, Inc.,
Sec Sub Note (B)(G)	10.000	03-31-11	Caa1	431	431,666
Apparel, Accessories & Luxury Goods	0.07%				536,825

Tropical Sportswear International Corp.,
Gtd Sr Sub Note Ser A (B)(G)(H)	11.000	06-15-08	D	5,450	536,825
Broadcasting & Cable TV 8.32%					66,645,715

CCO Holdings, LLC/CCO Holdings
Capital Corp.,
Sr Note (L)	8.750	11-15-13	CCC-	10,000	9,600,000
Charter Communications Holdings,
LLC/Charter Communications
Holdings Capital Corp.,
Sr Note (L)	10.750	10-01-09	CCC-	17,700	14,425,500

Charter Communications Holdings II,
LLC/Charter Communications II
Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	5,000	4,975,000

CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	11,220	11,977,350

Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	4,000	4,440,000

Pegasus Communications Corp.,
Sr Note Ser B (G)(H)	Zero	08-01-07	D	13,525	2,975,500

Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	Zero	03-01-07	D	9,200	11,500
Sr Note (G)(H)	Zero	08-01-06	D	6,500	1,430,000
Sr Note (G)(H)(L)(S)	Zero	01-15-10	D	10,250	820,000

XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	4,671	5,254,875
Sr Sec Disc Note, Step Coupon
(14.00%, 12-31-05) (O)	Zero	12-31-09	CCC+	10,152	10,735,990

See notes to
financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming 6.81%					$54,577,322

Eldorado Casino Shreveport,
Bond (B)(G)	10.000%	08-01-12	Caa1	$5,947	5,395,473

Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	4,500	4,786,875

Riviera Holdings Corp.,
Gtd Sr Note	11.000	06-15-10	B	7,000	7,560,000

Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,372	4,219,831

Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	25,740	24,968,668

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	B+	7,113	7,646,475
Commodity Chemicals 0.86%					6,867,364

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	536,364

Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB	5,200	6,331,000
Construction & Engineering 0.99%					7,945,000

Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)	11.500	02-25-09	B+	7,000	7,945,000
Diversified Commercial Services 0.79%					6,338,522

MSX International, Inc.,
Gtd Sr Sub Note	11.375	01-15-08	CCC	3,500	2,362,500

Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	3,976,022
Diversified Metals & Mining 4.64%					37,175,455

Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)	8.500	11-01-08	CCC+	9,364	7,351,080

Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note	7.000	02-11-11	B+	9,500	16,684,375
Sr Note	10.125	02-01-10	B+	12,000	13,140,000
Electric Utilities 4.82%					38,640,900

Mirant Americas Generation, LLC,
Sr Note (G)(H)	Zero	05-01-06	D	10,500	12,705,000

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B	8,435	9,615,900

Reliant Resources, Inc.,
Sr Sec Note	9.500	07-15-13	B+	16,000	16,320,000
Electronic Manufacturing Services	2.06%				16,473,825

UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B-	15,615	16,473,825
See notes to
financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Employment Services 0.37%					$2,985,000

COMFORCE Operating, Inc.,
Sr Note Ser B (G)	12.000%	12-01-07	Ca	$3,000	2,985,000
Food Distributors 0.65%					5,187,307

Mastellone Hermanos S.A.,
Gtd Sr Note Ser A-2 (Argentina) (G)	8.000	06-30-12	B	6,231	5,187,307
Foreign Government 1.30%					10,453,850

Brazil, Federative Republic of,
Bond (Brazil)	11.250	07-26-07	BB-	4,900	5,323,850
Note (Brazil)	7.875	03-07-15	BB-	5,000	5,130,000
Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0
Housewares & Specialties 0.29%					2,300,000

Vitro S.A. de C.V.,
Note (Mexico) (S)	12.750	11-01-13	CCC+	2,500	2,300,000
Insurance Brokers 0.01%					50,000

SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)	Zero	08-15-27	D	5,000	50,000
Leisure Facilities 0.94%					7,506,525

AMC Entertainment, Inc.,
Sr Sub Note	9.500	02-01-11	CCC+	7,699	7,506,525
Metal & Glass Containers 0.58%					4,680,000

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	4,500	4,680,000
Oil & Gas Exploration & Production	1.20%				9,625,000

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B-	4,500	6,187,500
Conv Sr Note (G)	6.000	07-02-08	B-	2,500	3,437,500
Oil & Gas Refining & Marketing & Transportation		0.64%			5,137,525

Giant Industries, Inc.,
Gtd Sr Sub Note	11.000	05-15-12	B-	4,618	5,137,525
Packaged Foods & Meats 0.27%					2,140,092

Agrilink Food, Inc.,
Gtd Sr Sub Note	11.875	11-01-08	B-	2,093	2,140,092
Paper Packaging 1.09%					8,727,845

Kappa Beheer B.V.,
Gtd Sr Sub Bond (Netherlands) (C)	12.500	07-15-09	B-	4,400	5,433,783
Gtd Sr Sub Bond (Netherlands)	10.625	07-15-09	B-	3,175	3,294,062

See notes to
financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Paper Products 1.59%					$12,740,000

Advance Agro Capital B.V.,
Gtd Sr Note (Thailand)	13.000%	11-15-07	CCC	$7,000	7,490,000

APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)	Zero	12-29-49	D	7,500	150,000

Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)	Zero	07-01-07	D	6,000	3,000,000

Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (Netherlands) (G)(H)	Zero	06-15-06	D	3,500	2,100,000
Personal Products 0.05%					421,781

ContinentalAFA Dispensing Co.,
Conv Note (B)(G)	10.000	03-30-09	B-	154	150,173
Note (B)(G)	10.000	03-15-08	B-	196	192,233

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375
Photographic Products 0.09%					712,500

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note	11.875	08-01-09	C	3,000	712,500
Regional Banks 0.56%					4,514,734

CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	3,890	4,514,734
Restaurants 2.04%					16,329,600

Planet Hollywood International, Inc.,
Note (B)(G)	16.000	08-09-11	Caa1	16,329	16,329,600
Specialized Finance 0.00%					11,550

Jet Equipment Trust,
Sr Sub Note Ser 1995-C (B)(G)(H)(S)	10.690	11-01-13	D	3,000	300

Norse CBO, Ltd.,
Jr Sub Note (G)(K)	Zero	08-13-10	B-	750	11,250
Steel 1.74%					13,904,550

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	10,800	10,800,000

Sheffield Steel Corp.,
Sr Sec Note	11.375	08-15-11	B3	3,000	3,090,000
Textiles 0.61%					4,883,978

Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)	11.250	06-01-08	CCC	5,925	4,883,978

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Tobacco 0.74%					$5,966,250

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625%	09-01-08	B	$5,000	5,706,250

North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.25%, 03-01-08) (O)	Zero	03-01-14	CCC-	1,300	260,000
Trucking 0.34%					2,685,000

Interpool, Inc.,
Sr Note Ser AI	6.000	09-01-14	B+	3,000	2,685,000
Water Utilities 0.84%					6,735,000

Companhia de Saneamento Basico
do Estado de Sao Paulo,
Note (Brazil) (S)	12.000	06-20-08	BB-	6,000	6,735,000
Wireless Telecommunication Services	7.81%				62,606,363

Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	27,990	27,850,050

Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	Zero	12-01-06	C	5,900	2,301,000

Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	3,750	3,989,063
Gtd Sr Note (Luxembourg) (S)	8.375	10-14-10	BB-	7,500	7,856,250

Rural Cellular Corp.,
Sr Sub Note (L)	9.750	01-15-10	CCC	20,610	20,610,000

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Capital preferred securities 0.13%			$1,085,911
(Cost $1,020,737)
Regional Banks 0.13%			1,085,911

Riggs Capital Trust II, 8.875%, Ser C, 03-15-27	BBB	$1,000	1,085,911

Issuer		Shares	Value

Common stocks 16.41%			$131,421,244
(Cost $130,340,992)
Airlines 1.08%			8,632,927

Air France-KLM, American Depositary
Receipt (France)		118,387	2,203,182

AMR Corp. (I)(L)		200,000	3,378,000

Pinnacle Airlines Corp. (I)		439,100	3,051,745

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Aluminum 0.02%		$129,790

Golden Northwest Aluminum, Inc. (Class A) (B)(I)	43	289

Golden Northwest Aluminum, Inc. (Class B) (B)(I)	19,271	129,501
Broadcasting & Cable TV 5.80%		46,487,122

Charter Communications, Inc. (Class A) (I)(L)	1,700,000	2,023,000

Comcast Corp. (Special Class A) (I)	235,000	6,119,400

DIRECTV Group, Inc. (The) (I)(L)	415,000	5,473,850

WorldSpace, Inc. (I)(L)	30,000	327,900

XM Satellite Radio Holdings, Inc. (Class A) (I)	1,112,200	32,542,972
Casinos & Gaming 2.60%		20,850,833

Isle of Capris Casinos, Inc. (I)	754,020	20,449,023

Shreveport Gaming Holdings I (B)(I)	40,181	401,810
Commodity Chemicals 0.12%		968,469

Applied Extrusion Technologies, Inc. (Class A) (B)(I)(L)	51,082	968,469
Diversified Commercial Services 0.02%		156,374

SpinCycle, Inc. (B)(I)	101,542	156,374
Diversified Metals & Mining 0.33%		2,631,466

Great Lakes Carbon Income Fund (Canada)	300,000	2,631,466
Environmental Services 0.40%		3,204,206

Kaiser Group Holdings, Inc. (I)	81,949	3,204,206
Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188
Food Retail 0.12%		955,251

Pathmark Stores, Inc. (I)	88,778	955,251
Health Care Services 0.75%		6,015,872

Magellan Health Services, Inc. (I)	205,882	6,015,872
Hotels, Resorts & Cruise Lines 0.03%		237,209

Sunterra Corp. (I)	20,188	237,209
Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)	4,430	0

Glasstech, Inc. (Class C) (B)(I)	10	0
Integrated Telecommunication Services 1.06%		8,466,120

Chunghwa Telecom Co., Ltd. (Taiwan)	486,000	8,466,120
Marine 0.10%		773,000

Eagle Bulk Shipping, Inc. (L)	50,000	773,000

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Paper Products 0.00%		$0

APP China Group Ltd. (Bermuda) (B)(I)	37,717	0
Personal Products 0.10%		794,140

ContinentalAFA Dispensing Co. (B)(I)	168,966	794,140
Publishing 0.85%		6,842,500

MediaNews Group, Inc. (I)	29,750	6,842,500
Specialty Chemicals 0.10%		844,105

American Pacific Corp. (I)	200,500	844,105
Steel 0.17%		1,335,934

Sheffield Steel Corp. (I)	242,897	1,335,934
Wireless Telecommunication Services 2.76%		22,095,738

Dobson Communications Corp. (Class A) (I)	714,912	5,268,902

Sprint Nextel Corp.	633,751	15,869,125

USA Mobility, Inc.	35,081	957,711

	Par value
Issuer, description	(000)	Value

Lessor equipment trust certificates 0.45%		$3,637,641

(Cost $3,637,641)
Airlines 0.45%		3,637,641

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US) (N528US)
(N651US) (N652US) (B)(G)(H)	$606	137,999
Lessor Equip Trust Ctf (N591US) (B)(G)(H)	400	117,280
Lessor Equip Trust Ctf (N610AU) (N611AU) (N612AU)
(N613AU) (N614AU) (N617AU) (N619AU) (N620AU)
(N621AU) (B)(G)(H)	10,953	3,382,362

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 6.89%			$55,172,032
(Cost $66,357,806)
Broadcasting & Cable TV 0.72%			5,726,710

Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)	Ca	11,710	2,224,900

Pegasus Communications Corp., 6.50%,
Ser C, Conv (G)(H)	D	345,350	3,453,500

Pegasus Satellite Communications, Inc., 12.75%,
Ser B (G)(H)	D	4,831	48,310

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Environmental Services 1.15%			$9,243,850

Allied Waste Industries, Inc., 6.25%, Ser C, Conv	B	192,500	9,243,850
Food Distributors 0.00%			11,850

RAB Holdings, Inc., 11.00%, Ser C (B)(G)(I)	D	79	11,850
Forest Products 1.22%			9,754,600

TimberWest Forest Corp., Unit (Common Stock,
Preferred Shares & Sub Note) (Canada) (D)(G)	B-	751,400	9,754,600
Industrial Machinery 0.22%			1,723,250

Glasstech, Inc., 12.75%, Ser B (B)(G)	B	4,475	1,439,250

Glasstech, Inc., Ser A (B)(G)(I)	B	284	284,000

Glasstech, Inc., Ser C (B)(G)(I)	B-	11	0
Marine 0.00%			0

Pacific & Atlantic Holdings, Inc. (B)(G)	CCC	99,231	0
Wireless Telecommunication Services 3.58%			28,711,772

Dobson Communications Corp., 6.00%,
Ser F, Conv (G)(S)	B-	8,860	1,497,272

Rural Cellular Corp., 12.25%, Payment-In-Kind	D	26,642	26,642,000

Rural Cellular Corp., 11.375%, Ser B (I)	Ca	500	572,500

Issuer	Shares	Value

Royalty trusts 1.59%		$12,771,234
(Cost $9,605,156)
Diversified Metals & Mining 1.59%		12,771,234

GLC Carbon USA, Inc./GLC Securityholder,
LLC, (Common Stock & Promissory Note)
(Canada)	1,456,241	12,771,234

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 1.99%					$15,936,035
(Cost $13,532,775)
Industrial Development 0.21%					1,689,760

New York City Industrial Development
Agency,
Spec Facil Rev British Airways Plc Proj	5.250%	12-01-32	BB-	$2,000	1,689,760

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Other Revenue 1.78%					$14,246,275

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC	$2,000	1,848,400

Seminole Tribe Florida,
Rev Bond Resort Gaming Facil Proj (G)	11.500	10-01-13	B	10,500	12,397,875

Issuer				Shares	Value

Warrants 0.07%					$536,634
(Cost $3,608,017)
Airlines 0.01%					68,880

Air France-KLM (France) (I)				107,625	68,880
Broadcasting & Cable TV 0.05%					420,750

XM Satellite Radio, Inc. (I)				9,350	420,750
Casinos & Gaming 0.00%					0

Silver Slipper Casino (B)(I)				1,929	0
Diversified Metals & Mining 0.00%					0

Doe Run Resources Corp. (B)(I)				28	0
Food Retail 0.00%					20,377

Pathmark Stores, Inc. (I)				62,796	20,377
Hotels, Resorts & Cruise Lines 0.01%					26,346

Sunterra Corp. (B)(I)				30,283	26,346
Restaurants 0.00%					0

Planet Hollywood International, Inc. (B)(I)				2,816	0
Textiles 0.00%					281

HF Holdings, Inc. (B)(I)				28,092	281

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.35%			$34,835,053

(Cost $34,835,053)
Joint Repurchase Agreement 2.84%			22,722,000

Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. -- Dated 11-30-05
due 12-1-05 (secured by U.S. Treasury Inflation
Indexed Bond 3.375% due 4-15-28 and 3.625%
due 4-15-32 and U.S. Treasury Inflation Indexed
Note 1.625% due 1-15-15)	3.950%	$22,722	22,722,000

	Shares	Value
Cash Equivalents 1.51%		$12,113,053

AIM Cash Investment Trust (T)	12,113,053	12,113,053

Total investments 101.51%		$813,187,306

Other assets and liabilities, net (1.51%)		($12,075,718)

Total net assets 100.00%		$801,111,588

(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.
(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.
(C)	Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.
(D)	Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.
(G)	Security rated internally by John Hancock Advisers, LLC.
(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(I)	Non-income-producing security.
(K)	Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s by-laws and the
Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	November 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Norse CBO, Ltd.,
Jr Sub Note	8-4-98	$750,000	0.00%	$11,250

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments (continued)

(L)	All or a portion of this security is on loan as of November 30, 2005.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $89,658,295 or 11.19% of the Fund’s net assets as of November 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value including $52,009,073
of securities loaned
Unaffiliated issuers (cost $892,718,117)	$808,647,166
Affiliated issuers (cost $8,218,699)	4,540,140
Cash	803
Receivable from investments sold	5,515,045
Receivable for shares sold	6,936,069
Receivable for forward foreign currency exchange contracts	12,586
Dividends and interest receivable	16,067,407
Other assets	122,851
Total assets	841,842,067

Liabilities
Payable for investments purchased	25,494,554
Payable for shares repurchased	1,858,306
Payable upon return of securities loaned	12,113,053
Payable for forward foreign currency exchange contracts	187,990
Dividends payable	233,933
Payable to affiliates
Management fees	329,218
Distribution and service fees	84,810
Other	106,167
Other payables and accrued expenses	322,448
Total liabilities	40,730,479

Net assets
Capital paid-in	1,200,270,893
Accumulated net realized loss on investments
and foreign currency transactions	(312,861,105)
Net unrealized depreciation of investments
and translation of assets and liabilities in
foreign currencies	(87,932,380)
Accumulated net investment income	1,634,180
Net assets	$801,111,588

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($372,016,741 ÷ 73,783,784 shares)	$5.04
Class B ($317,755,026 ÷ 63,017,682 shares)	$5.04
Class C ($111,339,821 ÷ 22,081,193 shares)	$5.04

Maximum offering price per share
Class A1 ($5.04 ÷ 95.5%)	$5.28

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended November 30, 2005 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest (net of foreign withholding taxes of $7,822)	$33,787,160
Dividends (net of foreign withholding taxes of $152,947)	2,066,865
Securities lending	317,327
Total investment income	36,171,352

Expenses
Investment management fees	2,125,853
Class A distribution and service fees	436,615
Class B distribution and service fees	1,685,778
Class C distribution and service fees	603,404
Transfer agent fees	569,074
Professional fees	130,355
Accounting and legal services fees	102,163
Custodian fees	80,430
Interest	55,206
Miscellaneous	54,833
Printing	42,682
Trustees’ fees	37,458
Registration and filing fees	32,412
Securities lending fees	15,552
Compliance fees	10,117
Total expenses	5,981,932
Net investment income	30,189,420

Realized and unrealized gain (loss)
Net realized loss on
Investments	(37,975,237)
Foreign currency transactions	(541,727)
Change in net unrealized appreciation (depreciation) of
Investments	36,930,820
Translation of assets and liabilities in foreign currencies	(691,141)
Net realized and unrealized loss	(2,277,285)
Increase in net assets from operations	$27,912,135

[1] Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	5-31-05	11-30-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$67,253,346	$30,189,420
Net realized loss	(8,484,209)	(38,516,964)
Change in net unrealized
appreciation (depreciation)	14,826,253	36,239,679
Increase in net assets resulting
from operations	73,595,390	27,912,135
Distributions to shareholders
From net investment income
Class A	(28,783,291)	(13,566,107)
Class B	(31,534,693)	(12,397,195)
Class C	(9,902,697)	(4,226,526)
	(70,220,681)	(30,189,828)
From Fund share transactions	(98,588,978)	(59,444,341)

Net assets
Beginning of period	958,047,891	862,833,622
End of period[2]	$862,833,622	$801,111,588

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited.
[2] Includes accumulated net investment income of $1,634,588 and
$1,634,180, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$5.87	$5.11	$4.72	$4.69	$5.05	$5.05
Net investment income[4]	0.65	0.47	0.45	0.42	0.38	0.20
Net realized and unrealized
gain (loss) on investments	(0.76)	(0.32)	(0.01)	0.37	0.02	(0.01)
Total from investment operations	(0.11)	0.15	0.44	0.79	0.40	0.19
Less distributions
From net investment income	(0.65)	(0.54)	(0.47)	(0.43)	(0.40)	(0.20)
Net asset value, end of period	$5.11	$4.72	$4.69	$5.05	$5.05	$5.04
Total return[5] (%)	(1.82)	3.59	11.05	17.18	8.09	3.75[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$228	$254	$297	$343	$347	$372
Ratio of expenses
to average net assets (%)	0.99	1.02	1.04	0.96	1.00	1.04[7]
Ratio of net investment income
to average net assets (%)	10.87	9.85	10.54	8.09	7.49	7.77[7]
Portfolio turnover (%)	57	69	49	49	30	16

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$5.87	$5.11	$4.72	$4.69	$5.05	$5.05
Net investment income[4]	0.61	0.43	0.42	0.39	0.34	0.18
Net realized and unrealized
gain (loss) on investments	(0.76)	(0.32)	(0.01)	0.37	0.02	(0.01)
Total from
investment operations	(0.15)	0.11	0.41	0.76	0.36	0.17
Less distributions
From net investment income	(0.61)	(0.50)	(0.44)	(0.40)	(0.36)	(0.18)
Net asset value, end of period	$5.11	$4.72	$4.69	$5.05	$5.05	$5.04
Total return[5] (%)	(2.51)	2.81	10.23	16.31	7.30	3.39[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$571	$515	$512	$481	$385	$318
Ratio of expenses
to average net assets (%)	1.68	1.77	1.79	1.72	1.74	1.75[7]
Ratio of net investment income
to average net assets (%)	10.87	9.10	9.92	7.43	6.78	7.04[7]
Portfolio turnover (%)	57	69	49	49	30	16

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$5.87	$5.11	$4.72	$4.69	$5.05	$5.05
Net investment income[4]	0.61	0.43	0.41	0.38	0.34	0.18
Net realized and unrealized
gain (loss) on investments	(0.76)	(0.32)	--[8]	0.38	0.02	(0.01)
Total from
investment operations	(0.15)	0.11	0.41	0.76	0.36	0.17
Less distributions
From net investment income	(0.61)	(0.50)	(0.44)	(0.40)	(0.36)	(0.18)
Net asset value, end of period	$5.11	$4.72	$4.69	$5.05	$5.05	$5.04
Total return[5] (%)	(2.57)	2.81	10.23	16.31	7.29	3.36[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$40	$61	$108	$134	$131	$111
Ratio of expenses
to average net assets (%)	1.74	1.77	1.79	1.72	1.75	1.79[7]
Ratio of net investment income
to average net assets (%)	10.87	9.10	9.72	7.33	6.74	7.01[7]
Portfolio turnover (%)	57	69	49	49	30	16

[1] Audited by previous auditor.
2 As required, effective 6-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 5-31-02, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 6-1-01, have not been restated to reflect this change in presentation.
[3] Semiannual period from 6-1-05 through 11-30-05. Unaudited.
[4] Based on the average of the shares outstanding.
[5] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6] Not annualized.
[7] Annualized.
[8] Less than $0.01 per share.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock High Yield Fund (the “Fund”) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses  that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $13,933,333, and the weighted average interest rate was 4.33% . Interest expense includes $39,625 paid under the line of credit. There was no outstanding borrowing under the line of credit on November 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2005, the Fund loaned securities having a market value of $52,009,073 collateralized by securities in the amount of $41,643,294 and by cash in the amount of $12,113,053. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $265,665,253 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.

To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2007 --$21,790,325, May 31, 2008 --$14,048,332, May 31, 2009 --$19,043,883, May 31, 2010 --$112,553,950, May 31, 2011 -- $49,238,057, May 31, 2012 -- $32,389,010 and May 31, 2013 -- $16,601,696.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2005:

	PRINCIPAL AMOUNT	EXPIRATION	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

SELLS
Canadian Dollar	31,139,000	January 2006	($147,025)
Euro	4,500,000	February 2006	(40,965)
Swiss Franc	1,000,000	January 2006	12,586
			($175,404)

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividend receivable when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $70,220,681. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000.

Effective December 31, 2005, the investment management teams of John Hancock Advisers (“JHA”) will be reorganized into Sovereign Asset Management LLC (“Sovereign”). JHA will remain the principal adviser on the Fund and Sovereign will act as subadviser under the supervision of the Adviser. This restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2005, JH Funds received net up-front sales charges of $326,185 with regard to sales of Class A shares. Of this amount, $39,791 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $267,354 was paid as sales commissions to unrelated broker-dealers and $19,040 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2005, CDSCs received by JH Funds amounted to $374,625 for Class B shares and $13,828 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Fund’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended November 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $102,163. The Fund also paid the Adviser the amount of $111 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	33,980,221	$173,740,755	17,641,063	$89,177,127
Distributions reinvested	2,513,354	12,896,346	1,486,622	7,512,783
Repurchased	(35,770,698)	(183,705,784)	(14,005,485)	(70,678,769)
Net increase	722,877	$2,931,317	5,122,200	$26,011,141

Class B shares
Sold	9,241,109	$47,124,097	2,353,039	$11,891,842
Distributions reinvested	2,413,748	12,364,891	1,091,944	5,521,631
Repurchased	(30,747,834)	(157,531,691)	(16,581,344)	(83,668,638)
Net decrease	(19,092,977)	($98,042,703)	(13,136,361)	($66,255,165)

Class C shares
Sold	8,019,735	$40,905,219	2,459,294	$12,468,328
Distributions reinvested	894,902	4,587,693	431,048	2,179,955
Repurchased	(9,565,002)	(48,970,504)	(6,705,193)	(33,848,601)
Net decrease	(650,365)	($3,477,592)	(3,814,851)	($19,200,318)

Net decrease	(19,020,465)	($98,588,978)	(11,829,012)	($59,444,342)

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005, aggregated $125,892,677 and $156,095,510, respectively. The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes, was $904,610,607. Gross unrealized appreciation and depreciation of investments aggregated $106,897,502 and $198,320,803, respectively, resulting in net unrealized depreciation  of $91,423,301. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to  the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Note E Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended November 30, 2005 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Glasstech, Inc. (Class B)
bought: none, sold: none	4,430	4,430	--	--	$--
Kaiser Group Holdings, Inc.
bought: none, sold: none	81,949	81,949	--	--	3,204,206
Sheffield Steel Corp.
bought: none, sold: none	242,897	242,897	--	--	1,335,934

Totals					$4,540,140

Note F Proposed reorganization

On September 13, 2005, the Trustees approved the reorganization of John Hancock
High Income Fund into the Fund. The reorganization took place after the close of business on December 16, 2005.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock High Yield Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock High Yield Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services
The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe,

as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that, except for the most recent year ended December 31, 2004, the performance of the Fund was higher than the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper High Current Yield Funds Index and the Merrill Lynch High Yield Master II Index, for the time periods under review. The Board noted that during the most recent year under review, the Fund’s performance was slightly below the median and average performance of its Universe and the performance of its benchmark indexes.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and Universe’s median total operating expense ratio. The Board also noted that the Fund’s total operating expense ratio has been historically lower than the median total operating expense ratio of its Universe.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported  the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

OUR FAMILY OF FUNDS

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Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

■	No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

■	Reduces the amount of paper mail you receive from
John Hancock Funds.

■	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information -- www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone 1-800-225-5291

On the Fund’s Web site www.jhfunds.com/proxy

On the SEC’s Web site www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management
LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.

570SA 11/05 1/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a)	Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b)	Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post- trade reporting and a 30 day hold requirement for all employees.

(c)	A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds - Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: January 27, 2006